SIGNIFICANT ACCOUNTING POLICIES - Cash, Cash Equivalents and Short-term Investments (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Short-term Investments [Abstract]
Gains on sale of short-term investments			¥ 340,000
Short-term Investments		¥ 391,671
Investment Income, Net	¥ 8,458	9,294	714
Purchase of short-term investments	2,199,090	4,084,440	340,000
Short-term Investments
Short-term Investments [Abstract]
Investment Income, Net			¥ 714
Short-term Investments | Minimum [Member]
Cash and Cash Equivalents [Line Items]
Term Of Maturities			7 days
Short-term Investments | Maximum [Member]
Cash and Cash Equivalents [Line Items]
Term Of Maturities			83 days
Demand Deposits | RMB | CHINA
Cash and Cash Equivalents [Line Items]
Cash and Due from Banks	309,826	225,323
Demand Deposits | RMB | HONG KONG
Cash and Cash Equivalents [Line Items]
Cash and Due from Banks	2,299	1,692
Demand Deposits | USD | HONG KONG
Cash and Cash Equivalents [Line Items]
Cash and Due from Banks	17,962	2,363
Demand Deposits | USD | British Virgin Islands
Cash and Cash Equivalents [Line Items]
Cash and Due from Banks	53	58
Demand Deposits | USD | Cayman Islands
Cash and Cash Equivalents [Line Items]
Cash and Due from Banks	2,737	3,437
Demand Deposits | USD | UNITED STATES
Cash and Cash Equivalents [Line Items]
Cash and Due from Banks	27,964	47,105
Demand Deposits | HKD | HONG KONG
Cash and Cash Equivalents [Line Items]
Cash and Due from Banks	¥ 680	¥ 357